Fees Summary	Feb. 02, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 29,092,820
Previously Paid Amount	0.00
Total Fee Amount	4,017.72
Total Offset Amount	0.00
Net Fee	4,017.72
Narrative - Max Aggregate Offering Price	$ 29,092,820
Final Prospectus	true